Organization and nature of operations	12 Months Ended
Dec. 31, 2025
Organization and nature of operations
Organization and nature of operations

Note 1.Organization and nature of operations

SEALSQ Corp, together with its consolidated subsidiaries (“SEALSQ” or the “Group” or the “SEALSQ Group”), was incorporated in April 2022 under the laws of the British Virgin Islands (“BVI”). The SEALSQ Group’s registered office is located in Tortola, BVI. The Group’s ordinary shares are listed on the Nasdaq Global Select Market under the ticker symbol “LAES” since May 23, 2023.

On January 1, 2023, the Group acquired 100% of the outstanding shares of SEALSQ France SAS (formerly WISeKey Semiconductors SAS) and its subsidiaries. Prior to this acquisition, the Group did not have any operations. On August 4, 2025, SEALSQ acquired 100% of IC’Alps SAS, thereby broadening its services to Application-Specific Integrated Circuit (“ASIC”) design.

The Group operates in the semiconductor and cybersecurity industry and designs and markets secure microcontrollers and related cybersecurity solutions primarily for Internet of Things (“IoT”) applications.